Equity (Details) - Schedule of grants of options to employees and other service	12 Months Ended
	Dec. 31, 2022 ILS (₪) $ / shares		Dec. 31, 2022 ILS (₪) shares
Schedule of Grants of Options to Employees and Other Service [Abstract]
Number of options granted (in Shares)			1,735,650	[1]
Number of options outstanding | ₪			₪ 1,673,850
Number of options exercisable (in Shares)			1,039,579
October 2017 [Member]
Schedule of Grants of Options to Employees and Other Service [Abstract]
Number of options granted (in Shares)			38,150	[1]
Exercise price per option to ordinary shares (in Dollars per share) | $ / shares	$ 32.4	[1]
Currency exercise			NIS
Fair value on grant date in thousands | ₪	$ 942,000		₪ 942,000
Number of options outstanding | ₪			₪ 13,850
Number of options exercisable (in Shares)			13,850
Expiration date			October 17, 2023
January 2019 [Member]
Schedule of Grants of Options to Employees and Other Service [Abstract]
Number of options granted (in Shares)			150,000	[1],[2]
Exercise price per option to ordinary shares (in Dollars per share) | $ / shares	$ 11.8	[1],[2]
Currency exercise			NIS	[2]
Fair value on grant date in thousands | ₪	$ 947,000	[2]	₪ 947,000	[2]
Number of options outstanding | ₪			₪ 112,500	[2]
Number of options exercisable (in Shares)			112,500	[2]
Expiration date			January 9, 2025	[2]
July 2019 [Member]
Schedule of Grants of Options to Employees and Other Service [Abstract]
Number of options granted (in Shares)			62,500	[1],[2]
Exercise price per option to ordinary shares (in Dollars per share) | $ / shares	$ 11.8	[1],[2]
Currency exercise			NIS	[2]
Fair value on grant date in thousands | ₪	$ 325,000	[2]	₪ 325,000	[2]
Number of options outstanding | ₪			₪ 62,500	[2]
Number of options exercisable (in Shares)			54,688	[2]
Expiration date			July 25, 2025	[2]
June 2020 [Member]
Schedule of Grants of Options to Employees and Other Service [Abstract]
Number of options granted (in Shares)			62,500	[1]
Exercise price per option to ordinary shares (in Dollars per share) | $ / shares	$ 11.8	[1]
Currency exercise			NIS
Fair value on grant date in thousands | ₪	$ 283,000		₪ 283,000
Number of options outstanding | ₪			₪ 62,500
Number of options exercisable (in Shares)			52,083
Expiration date			May 31, 2026
July 2020 [Member]
Schedule of Grants of Options to Employees and Other Service [Abstract]
Number of options granted (in Shares)			37,500	[1],[2]
Exercise price per option to ordinary shares (in Dollars per share) | $ / shares	$ 8.96	[1],[2]
Currency exercise			NIS	[2]
Fair value on grant date in thousands | ₪	$ 123,000	[2]	₪ 123,000	[2]
Number of options outstanding | ₪			₪ 37,500	[2]
Number of options exercisable (in Shares)			28,125	[2]
Expiration date			July 8, 2026	[2]
October 2020 [Member]
Schedule of Grants of Options to Employees and Other Service [Abstract]
Number of options granted (in Shares)			15,000	[1]
Exercise price per option to ordinary shares (in Dollars per share) | $ / shares	$ 11.8	[1]
Currency exercise			NIS
Fair value on grant date in thousands | ₪	$ 70,000		₪ 70,000
Number of options outstanding | ₪			₪ 15,000
Number of options exercisable (in Shares)			10,000
Expiration date			October 21, 2026
June 2021 [Member]
Schedule of Grants of Options to Employees and Other Service [Abstract]
Number of options granted (in Shares)			900,000	[1],[2]
Exercise price per option to ordinary shares (in Dollars per share) | $ / shares	$ 1.783	[1],[2]
Currency exercise			USD	[2]
Fair value on grant date in thousands | ₪	$ 1,221,000	[2]	₪ 1,221,000	[2]
Number of options outstanding | ₪			₪ 900,000	[2]
Number of options exercisable (in Shares)			525,000	[2]
Expiration date			June 29, 2027	[2]
June 2021 One [Member]
Schedule of Grants of Options to Employees and Other Service [Abstract]
Number of options granted (in Shares)			280,000	[1]
Exercise price per option to ordinary shares (in Dollars per share) | $ / shares	$ 1.783	[1]
Currency exercise			USD
Fair value on grant date in thousands | ₪	$ 380,000		₪ 380,000
Number of options outstanding | ₪			₪ 280,000
Number of options exercisable (in Shares)			163,333
Expiration date			June 29, 2027
June 2021 Two [Member]
Schedule of Grants of Options to Employees and Other Service [Abstract]
Number of options granted (in Shares)			100,000	[1]
Exercise price per option to ordinary shares (in Dollars per share) | $ / shares	$ 1.783	[1]
Currency exercise			USD
Fair value on grant date in thousands | ₪	$ 136,000		₪ 136,000
Number of options outstanding | ₪			₪ 100,000
Number of options exercisable (in Shares)			50,000
Expiration date			June 1, 2027
October 2021 [Member]
Schedule of Grants of Options to Employees and Other Service [Abstract]
Number of options granted (in Shares)			90,000	[1]
Exercise price per option to ordinary shares (in Dollars per share) | $ / shares	$ 1.783	[1]
Currency exercise			USD
Fair value on grant date in thousands | ₪	$ 91,000		₪ 91,000
Number of options outstanding | ₪			₪ 90,000
Number of options exercisable (in Shares)			30,000
Expiration date			October 12, 2027

[1]	Adjusted to reflect the Reverse Split of the Company’s authorized and outstanding ordinary shares at a ratio of 20:1 effected on July 7, 2022.
[2]	Granted to related parties.